Appendix 2.2 Summary of Estimated Sales and Purchases of Energy and Capacity - Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	$ 46,950	$ 16,369
Non-current accounts receivable from related parties	32	847
Trade and other receivables, current	3,234,935	3,504,457
Trade and other non-current receivables	578,524	587,957
Current accounts payable to related parties	597,122	494,511
Non-current accounts payable to related parties	144,391
Trade and other payables, current	4,093,576	3,920,045
Trade payables, non-current	2,061,475	2,335,997
Estimated Sales And Purchases Of Energy And Capacity | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	31,286	2,452
Trade and other receivables, current	1,024,280	780,415
Total Asset Estimate	1,055,566	782,867
Current accounts payable to related parties	34,028	13,720
Trade and other payables, current	1,241,783	833,621
Total Liability Estimate	1,275,811	847,341
Estimated Sales And Purchases Of Energy And Capacity | Tolls
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	19	15
Trade and other receivables, current	28,153	27,889
Total Asset Estimate	28,172	27,904
Current accounts payable to related parties		519
Trade and other payables, current	81,682	184,491
Total Liability Estimate	81,682	185,010
Estimated Sales And Purchases Of Energy And Capacity | Colombia | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	139,254	131,740
Total Asset Estimate	139,254	131,740
Current accounts payable to related parties	677	763
Trade and other payables, current	30,139	43,633
Total Liability Estimate	30,816	44,396
Estimated Sales And Purchases Of Energy And Capacity | Colombia | Tolls
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	11,961	8,820
Total Asset Estimate	11,961	8,820
Trade and other payables, current	12,246	13,176
Total Liability Estimate	12,246	13,176
Estimated Sales And Purchases Of Energy And Capacity | Peru | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	61,975	62,526
Total Asset Estimate	61,975	62,526
Trade and other payables, current	52,233	37,502
Total Liability Estimate	52,233	37,502
Estimated Sales And Purchases Of Energy And Capacity | Peru | Tolls
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	12,240	12,538
Total Asset Estimate	12,240	12,538
Trade and other payables, current	9,763	11,837
Total Liability Estimate	9,763	11,837
Estimated Sales And Purchases Of Energy And Capacity | Argentina | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	77,421	110,830
Total Asset Estimate	77,421	110,830
Trade and other payables, current	38,689	55,194
Total Liability Estimate	38,689	55,194
Estimated Sales And Purchases Of Energy And Capacity | Brazil | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	31,286	2,452
Trade and other receivables, current	745,630	475,319
Total Asset Estimate	766,916	477,771
Current accounts payable to related parties	33,351	12,957
Trade and other payables, current	1,120,722	697,292
Total Liability Estimate	1,154,073	710,249
Estimated Sales And Purchases Of Energy And Capacity | Brazil | Tolls
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	19	15
Trade and other receivables, current	3,952	6,531
Total Asset Estimate	3,971	6,546
Current accounts payable to related parties		519
Trade and other payables, current	59,673	159,478
Total Liability Estimate	$ 59,673	$ 159,997